Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $6,318,000.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 6,318,000.00
Final Prospectus	true